Nature of Business and Organization - (Narrative) (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($) shares	Jun. 26, 2019 $ / shares shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership percentage in Joint Venture	41.00%			41.00%	30.00%
Payment to acquire joint venture | shares					37,920,000
Stated interest rate				5.50%
Stock split conversion ratio		126.4
Common Stock, shares authorized | shares		9,000,000,000		9,000,000,000	252,800,000	252,800,000
Common Stock, par value | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares		900,000,000		900,000,000	0
Preferred stock, par value | $ / shares		$ 0.001		$ 0.001	$ 0.001
Shares received from Joint Venture | shares	49,285,713
Proceeds from initial public offering				$ 608,679
Proceeds from tangible equity units			$ 278,875	$ 278,875
5.75% senior notes due 2025 [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Senior note issued					$ 1,000,000
Stated interest rate					5.75%
Joint Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Repayment of debt	$ 805,000
Term Loan Facility [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit					$ 5,100,000
Revolving Credit Facility [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit					$ 500,000
2009 Stock Incentive Plan [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Payment to acquire joint venture | shares					1,800,000,000
Common Class X [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common Stock, shares authorized | shares		1		1	1	1
Common Stock, par value | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares received from Joint Venture | shares	49,285,713
Proceeds from initial public offering	$ 608,679
Tangible Equity Units [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Tangible equity unit offering | shares	5,750,000		5,750,000
Proceeds from tangible equity units	$ 278,875
McKesson Corporation [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership percentage in Joint Venture				59.00%	70.00%
McKesson Corporation [Member] | Promissory Note [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Promissory note					$ 1,300,000